Customer Contract With Metro AG - Additional Information (Details) - Metro AG [Member] ₨ in Millions	Mar. 31, 2022 INR (₨)
Disclosure of Bank Deposits [line items]
Consideration transferred, acquisition-date fair value	₨ 5,096
Net assets acquisition	₨ 4,691